Understanding our Financial Statements and the Impact to the Common Shareholder (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents a reconciliation of operating income (loss) of our reportable segments, excluding the Customer ExAlt Trusts, to net income (loss) attributable to Beneficient’s common shareholders. This reconciliation serves to provide users of our financial statements an understanding and visual aide of the reportable segments that impact net income (loss) attributable to the common shareholder and reiterates that the consolidation of the Customer ExAlt Trusts has no impact on the net income (loss) attributable to Beneficient’s common shareholders.

(in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Operating income (loss)
Ben Liquidity	$(272,091)	$24,211	$(1,175,119)	$(8,640)
Ben Custody	(80,847)	6,274	(270,844)	12,437
Corporate & Other	(25,234)	(29,749)	(74,313)	(58,505)
Less: Income tax expense	—	887	—	1,284
Less: Net (income) loss attributable to noncontrolling interests - Ben	10,604	(192)	41,290	7,344
Less: Net income attributable to noncontrolling interests - CT	—	(893)	—	(2,689)
Less: Noncontrolling interest guaranteed payment	(4,167)	(3,926)	(8,272)	(7,794)

Net loss attributable to common shareholders	$(371,735)	$(5,162)	$(1,487,258)	$(59,131)

The following table presents a reconciliation of operating income (loss) of our reportable segments, excluding the Customer ExAl
t Tr
usts, to net income (loss) attributable to The Beneficient Company Group, L.P. common unitholder. This reconciliation serves to provide users of our financial statements an understanding and visual aide of the reportable segments that impact net income
(loss) attributable to the common unitholder and reiterates
that the consolidation of the Customer ExAlt Trusts has no impact on the net income (loss) attributable to The Beneficient Company Group, L.P. common unitholder.

(in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating income (loss)
Ben Liquidity	$(46,512)	$(20,299)	$21,191	$25,238
Ben Custody	24,046	7,301	16,193	15,922
Corporate & Other	(112,845)	(31,607)	(77,991)	(136,155)
Loss on extinguishment of debt, related parties	—	—	(34,013)	—
Less: Income tax expense (benefit)	(1,072)	1,072	—	3,459
Less: Net loss attributable to noncontrolling interests—Ben	19,081	5,038	12,870	40,414
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest	—	—	14,200	—
Less: Noncash deemed dividend on extinguishment of redeemable noncontrolling interest	—	—	(46,202)	—
Less: Noncontrolling interest guaranteed payment	(15,822)	(3,788)	(1,264)	—

Net loss attributable to common unitholders	$(130,980)	$(44,427)	$(95,016)	$(58,040)